Revenue (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of Revenue Text Block [Abstract]
Schedule of disaggregation of revenue from contracts with customers
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Revenue from contracts with customers
Subscription revenue - Cartrack	3,003,931	2,565,745	2,209,017
Subscription revenue - Karooooo Logistics	6,141	2,420	–
Other revenue - Cartrack
Hardware sales	29,685	37,435	45,280
Installation revenue	29,278	21,321	20,511
Miscellaneous contract fees	13,746	12,299	15,735
Vehicle sales	250,845	67,310	–
Delivery service fees	173,441	39,621	–
Total revenue	3,507,067	2,746,151	2,290,543

Primary geographical markets
South Africa	2,730,401	2,123,153	1,681,928
Africa-Other	131,077	101,019	105,895
Europe	257,078	229,671	219,866
Asia-Pacific*, Middle East and USA	388,511	292,308	282,854
	3,507,067	2,746,151	2,290,543

Timing of revenue recognition
Products and services transferred at a point in time	323,554	177,986	81,526
Services transferred over time	3,183,513	2,568,165	2,209,017
Total revenue	3,507,067	2,746,151	2,290,543
*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 105.6 million (2022: ZAR 96.1 million, 2021: ZAR 98.6 million).